Long-Term Debt (Details Textual)		1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2016 USD ($) shares	Jul. 31, 2016 USD ($)	Feb. 29, 2016 USD ($) SeniorBridgeNotes shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 shares
Debt Instrument [Line Items]
Related party borrower | $				$ 21,986	$ 391,840
Common unit, issued						3,117
Convertible senior notes payable [Member]
Debt Instrument [Line Items]
Subordinated convertible senior notes payable, net of debt discount | $				$ 35,685
Maturity date		Oct. 31, 2016		Jan. 31, 2017
Interest rate		12.00%		16.00%
Titan CNG, LLC [Member]
Debt Instrument [Line Items]
Common unit, issued							64,387
Class A Membership Units [Member]
Debt Instrument [Line Items]
Common unit, issued	3,750		5,000
Class A Membership Units [Member] | Titan CNG, LLC [Member]
Debt Instrument [Line Items]
Common unit, issued			3,359
Small Business Administration Note [Member]
Debt Instrument [Line Items]
Interest rate				5.50%
Related party borrower | $						$ 1,300,000
Term of note						10 years
Fixed interest rate						5.50%
Description of interest rate and term for amounts borrowed						The note is a ten year term note with interest fixed at 5.50% for the first five years, then adjusted to the SBA LIBOR base rate, plus 2.35% for the remaining five years.
Monthly principal and interest payments | $						$ 15,288
LIBOR base rate						2.35%
Small Business Administration Note [Member] | Titan CNG, LLC [Member]
Debt Instrument [Line Items]
Common unit, issued						35,491
Subordinated convertible senior notes payable [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 31, 2017	Oct. 31, 2016	Jun. 28, 2016
Interest rate	16.00%		12.00%
Senior bridge notes | $	$ 150,000	$ 200,000	$ 672,000
Number of senior bridge notes | SeniorBridgeNotes			5
Default interest rate	18.00%		15.00%
Percentage of fee, description	The note includes the same extension provisions as the above mentioned Senior Bridge Notes through October 31, 2017, including the required 1% fee of the outstanding principal balance at the time of extension. The Company issued 3,750 Class A Membership Units to this noteholder in connection with this Senior Bridge Note.			In September 2016, the Senior Bridge Notes were amended to extend the due date to January 31, 2017 and the Company paid a fee for the extension of 1% of the outstanding principal balance to the note holders. In addition, at the Company's sole discretion, assuming the notes are not in default, the Company has the ability to extend the notes to October 31, 2017. A fee of 1% of the outstanding principal balance wiII be paid at January 31, 2017, April 30, 2017 and again on July 31, 2017 should the Company choose to extend the notes at each of these dates. The notes are secured by a subordinate security interest on substantially all of the Company's assets and are personally guaranteed by two members.
Subordinated convertible senior notes payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		12.00%
Default interest rate			15.00%
Subordinated convertible senior notes payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		16.00%
Default interest rate			18.00%
Subordinated convertible senior notes payable [Member] | Class A Membership Units [Member]
Debt Instrument [Line Items]
Common unit, issued			16,791
Notes payable, due December 2016 [Member]
Debt Instrument [Line Items]
Maturity date				Dec. 31, 2016
Interest rate				12.00%
Subordinated notes payable on December 31, 2020 [Member]
Debt Instrument [Line Items]
Maturity date				Dec. 31, 2020
Interest rate				12.00%
Note payable, due April 2014 [Member]
Debt Instrument [Line Items]
Maturity date				Apr. 30, 2014
Interest rate				8.00%
Note payable, due October 2014 [Member]
Debt Instrument [Line Items]
Maturity date				Oct. 31, 2014
Interest rate				8.00%